Accounts receivable, net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Beginning balance	$ 9,267,851	$ 3,009,363	$ 3,189,642
Addition	14,382,434	6,379,841	246,336
Recovery*	(42,778)	(4,656)	(374,078)
Disposal of GX CDT and TY CDT		(4,115)
Exchange rate effect	649,417	(120,812)	(52,537)
Ending balance	$ 24,256,924	$ 9,267,851	$ 3,009,363